Citizens Trust
One Harbour Place
Suite 525
Portsmouth, NH
03801
Telephone 603-436-5152


VIA EDGARLINK

October 27, 1997

Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549-1004

                  Re: Citizens Investment Trust Mutual Funds - File Nos. 002-80886 and 811-03626 (the "Registrant"), Single
                           Prospectus for the Working Assets Money Market, Citizens Income, Citizens Emerging Growth, Citizens Global Equity, Citizens E[bullet]fund and Citizens Index Portfolios, dated October 3, 1997.

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospecuts that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 38 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on October 7, 1997.

     Please do not hesitate to contact me if you have any questions.

                                                        Sincerely,



                                                        Joseph F. Keefe
                                                        Executive Vice President
                                                        General Council